Long Term Debt	12 Months Ended
Dec. 31, 2011
Notes
Long Term Debt

Note 11 - Long Term Debt

Capital Leases

The Company leases certain machinery and equipment under financing leases. The cost of the machinery and equipment is included in the balance sheet as property and equipment and totals $50,487. Accumulated depreciation of the leased equipment is $50,487 as of December 31, 2011. As of December 31, 2011, future minimum lease payments are as follows:

Year	Amount
2012	$4,604
2013	-
2014	-
2015	-
2016	-
Thereafter	-
Total	4,604
Interest on lease payments	(869)
Present value of net minimum lease payments	$3,735

Promissory Notes Payable

The Company has assumed promissory notes payable in connection with the purchase of Xnergy, Inc. and its subsidiary HVAC Controls, Inc. Principal and interest payments are $50,975 per month. As a result of the purchase of Xnergy, Inc. by the Company the notes were rewritten. The notes payable are secured in part by the shares of the Company. The promissory notes now provide for interest at 7.75% per annum.

Amount of
Principal Payments
Year	Due
2012	$487,298
2013	569,683
2014	351,108
2015	-
2016	-
Thereafter	-
Total	$1,408,089

Automobile Contracts Payable

The Company has entered into purchase contracts for its vehicles.  The contracts bear interest at an average interest rate of approximately 5% per annum, are secured by the vehicles. The composition of these loans and notes payable are summarized in the table below:

Amount of
Principal Payments
Year	Due
2012	$42,668
2013	13,264
2014	-
2015	-
2016	-
Thereafter	-
Total	$55,932

Bank Line of Credit

Bank line of credit, opened on April 16, 2008, maturity on April 15, 2013; $50,000 credit limit, adjustable interest rate currently at 5.5% , unsecured.

December 31, 2011	$40,804